SHAREHOLDER's EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDER's EQUITY	SHAREHOLDER's EQUITYThe Company’s authorized share capital amounts to €8.8 million and is divided into 880,000,000 ordinary shares with a nominal value of €0.01 each. At December 31, 2020 all 638,821,619 (2019: 631,323,225) shares outstanding have been fully paid-up. Other reserves include those reserves related to currency translation, share-based compensation expenses and other equity-settled transactions. Please refer to the consolidated statement of changes in equity